Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

December 31 (millions of dollars)	2017	2016
Regulatory assets (Note 12)	46	37
Materials and supplies	18	19
Prepaid expenses and other assets	40	41
	104	97